Biological Assets - Schedule of Current and Non-Current Biological Assets (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Schedule of Current and Non-Current Biological Assets [Line Items]
Total current biological assets, Amount	$ 1,608,223	$ 1,712,153	$ 1,861,106	$ 1,327,675
Total non-current biological assets, Amount	518,234	531,477	$ 501,958	$ 402,297
Total of biological assets:	2,126,457	2,243,630
Chicken and eggs [Member]
Schedule of Current and Non-Current Biological Assets [Line Items]
Total current biological assets, Amount	$ 598,232	$ 685,465
Total current biological assets, Quantity	553,455	560,414
Cattle [Member]
Schedule of Current and Non-Current Biological Assets [Line Items]
Total current biological assets, Amount	$ 68,789	$ 62,556
Total current biological assets, Quantity	64	19
Total non-current biological assets, Amount	$ 2,225	$ 2,534
Total non-current biological assets, Quantity	1	1
Hogs [Member]
Schedule of Current and Non-Current Biological Assets [Line Items]
Total current biological assets, Amount	$ 731,104	$ 776,125
Total current biological assets, Quantity	8,153	8,516
Total non-current biological assets, Amount	$ 106,793	$ 116,160
Total non-current biological assets, Quantity	680	670
Lamb [Member]
Schedule of Current and Non-Current Biological Assets [Line Items]
Total current biological assets, Amount	$ 189	$ 126
Total current biological assets, Quantity	1	1
Fish (biomass - kg) [Member]
Schedule of Current and Non-Current Biological Assets [Line Items]
Total current biological assets, Amount	$ 209,909	$ 187,881
Total current biological assets, Quantity	23,525	21,678
Mature chickens (breeding stage) [Member]
Schedule of Current and Non-Current Biological Assets [Line Items]
Total non-current biological assets, Amount	$ 204,160	$ 211,021
Total non-current biological assets, Quantity	26,052	23,745
Immature chickens (in development) and eggs [Member]
Schedule of Current and Non-Current Biological Assets [Line Items]
Total non-current biological assets, Amount	$ 189,763	$ 182,741
Total non-current biological assets, Quantity	16,362	16,867
Mature fish (biomass - kg) [Member]
Schedule of Current and Non-Current Biological Assets [Line Items]
Total non-current biological assets, Amount	$ 1,178	$ 2,343
Total non-current biological assets, Quantity	51	84
Immature fish (biomass - kg) and eggs [Member]
Schedule of Current and Non-Current Biological Assets [Line Items]
Total non-current biological assets, Amount	$ 12,372	$ 14,140
Total non-current biological assets, Quantity	574	514
Eucalyptus forests (hectares) [Member]
Schedule of Current and Non-Current Biological Assets [Line Items]
Total non-current biological assets, Amount	$ 1,743	$ 2,538
Total non-current biological assets, Quantity	938	1,057